Prepaid expenses and deposits	12 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Note 6 - Prepaid expenses and deposits
	June 30,	June 30,
	2018	2017

Sundry receivables	$1,721	$2,190
Deposits, including utility, security deposits	1,612	54,693
	$3,333	$56,883